Supplementary Financial Information on Oil and Natural Gas Exploration, Development and Production Activities (Unaudited) - Results of Operations from Oil and Natural Gas Producing Activities (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Extractive Industries [Abstract]
Revenues	$ 287,179	$ 650,648
Costs incurred:
Exploration and dry hole costs	3,000	2,513
Lease operating costs and production taxes	119,935	192,504
Impairment of oil and natural gas reserves	0	867,048
Depletion, depreciation and accretion	125,744	637,121
Totals, costs incurred	248,679	1,699,186
Pre-tax income(loss) from producing activities	38,500	(1,048,538)
Results income (loss) from of oil and natural gas producing activities (excluding overhead, income taxes, and interest costs)	$ 38,500	$ (1,048,538)